Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 17, 2024
Entity Registrant Name	Innovator ETFs Trust
Entity Central Index Key	0001415726
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 17, 2024
Document Effective Date	May 29, 2024
Prospectus Date	Jun. 03, 2024
Innovator International Developed Power Buffer ETF - June | Innovator International Developed Power Buffer ETF - June
Prospectus:
Trading Symbol	IJUN